Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions		Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		$ 764,584	$ 762,477	$ 778,508
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		368,495		370,191
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		108,355		110,567
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		16,040		18,045
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		271,694		279,705
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	3,901	4,159	4,664
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,994	2,183	2,370
Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	863	890	1,044
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	755	809	908
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	289	277	342
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,327	2,494	2,821
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,352	1,489	1,603
31 - 60 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	580	581	691
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	232	219	289
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	163	205	238
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,213	1,253	1,413
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	642	694	767
61 - 90 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	283	309	353
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	162	178	189
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	126	72	104
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1],[2]	361	412	430
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1],[2]	$ 361	$ 412	$ 430

[1]	Loans up to 30 days past due are not presented in this analysis as they are not administratively considered past due.
[2]	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.